10011795

NASDAQ®

THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Received SEC
JUN 16 2010
Washington, DC 20549

William Slattery
Vice President
Listing Qualifications

*By Electronic Mail Only*

CERTNUS

1-34253

June 16, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

By letter dated February 10, 2009, I advised you that the Exchange had received a Form 8-A from The O'Gara Group, Inc. for registration of its common stock and the Exchange had approved the security for listing and registration upon official notice of issuance.

Since then, we have been advised that the company has determined not to proceed with listing at this time and has requested withdrawal of the previously submitted certification. Accordingly, we hereby withdraw our earlier certification of approval.

Sincerely,

William Slattery